Cover	Dec. 02, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity File Number	001-40102
Entity Registrant Name	BOA ACQUISITION CORP.
Entity Central Index Key	0001838544
Entity Tax Identification Number	85-4252723
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2600 Virginia Ave NW,
Entity Address, Address Line Two	Suite T23 Management Office
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	888
Local Phone Number	211-3261
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	BOAS.U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BOAS
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock, each at a price of $11.50 per share
Trading Symbol	BOAS WS
Security Exchange Name	NYSE